Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense
The income tax expense of the Group is analyzed as follows:

	Year ended December 31,
	2018 RMB’million	2019 RMB’million	2020 RMB’million
Current income tax	255	703	634
Deferred income tax (note b)	(84)	(140)	(178)

Total income tax expense	171	563	456

Summary of Reconciliation of Income Tax
The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2018, 2019 and 2020, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	Year ended December 31,
	2018 RMB’million	2019 RMB’million	2020 RMB’million
Profit before income tax expense	2,003	4,540	4,632

Tax calculated at a tax rate of 25%	501	1,135	1,158
Effects of different tax rates applicable to different subsidiaries of the Group	396	(36)	34
Effects of tax holiday on assessable profit of certain subsidiaries	(530)	(88)	(214)
Effects of tax holiday of a subsidiary recognized for prior year	(116)	—	—
Effects of preferential tax rate on assessable profit of certain subsidiaries	(230)	(556)	(631)
Expense not deductible for tax purposes	156	133	82
Income not subject to tax	(2)	—	—
Unrecognized deferred income tax assets	37	16	46
Utilization of previously unrecognized tax assets	(40)	(50)	(11)
Others	(1)	9	(8)

	171	563	456

Summary of Amount and Per Share Effect of Tax Holiday
The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2018 RMB’million	2019 RMB’million	2020 RMB’million
Effects of tax holiday on assessable profit of certain subsidiaries	646	88	214
Per ordinary share effect—basic	0.21	0.03	0.06
Per ordinary share effect—diluted	0.20	0.03	0.06

Summary of Profit Before Tax	The Group’s profit before tax consists of:

	Year ended December 31,
	2018 RMB’million	2019 RMB’million	2020 RMB’million
Non-PRC	(1,579)	470	(4)
PRC	3,582	4,070	4,636

	2,003	4,540	4,632

Summary of Deferred Tax Assets and Deferred Tax Liabilities

	As at December 31,
	2019	2020
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayment and other investments	61	105
Deferred revenue	46	55
Accruals	74	136
Deemed distribution arising from carve out of Tencent Music Business	13	8
Others	6	4

Total deferred tax assets	200	308
Set-off of deferred tax liabilities pursuant to set-off provisions	(8)	(5)

Net deferred tax assets	192	303

The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	305	270

Total deferred tax liabilities	305	270
Set-off of deferred tax liabilities pursuant to set-off provisions	(8)	(5)

Net deferred liabilities	297	265

Summary of Recovery of Deferred Income Tax
The recovery of deferred income tax:

	As at December 31,
	2019	2020
	RMB’million	RMB’million
Deferred tax assets:
to be recovered after more than 12 months	43	38
to be recovered within 12 months	149	265

	192	303

Deferred tax liabilities:
to be recovered after more than 12 months	229	203
to be recovered within 12 months	68	62

	297	265

Summary of Movements of Deferred Income Tax Assets
The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Deemed distribution	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2019	39	30	40	19	3	131
Credited/(charged) to income statement	22	16	34	(6)	3	69

At December 31, 2019	61	46	74	13	6	200
Credited/(charged) to income statement	44	9	62	(5)	(2)	108

At December 31, 2020	105	55	136	8	4	308

Disclosure of Movement of Deferred Income Tax Liabilities Explanatory
The movements of deferred income tax liabilities were as follows:

	Intangible assets RMB’million	Total RMB’million
At January 1, 2019	362	362
Credited to income statement	(71)	(71)
Business combination	14	14

At December 31, 2019	305	305
Credited to income statement	(70)	(70)
Business combination	35	35

At December 31, 2020	270	270